Business Combinations (Eagle Ford) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jun. 20, 2014
Business Acquisition [Line Items]
Asset Retirement Obligation	$ (870)	$ (900)
Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition [Line Items]
Inventory			4
Asset Retirement Obligation			(32)
Total Purchase price			2,923
Eagle Ford assets (Freeport-McMoRan) [Member] | Proved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			2,873
Eagle Ford assets (Freeport-McMoRan) [Member] | Unproved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			$ 78